TRANSFERS OF FINANCIAL ASSETS - Textual (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pledged in money market operations and pledged as collateral
Disclosure Of Transfers Of Financial Assets [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 1,139,782	$ 843,075
Pledged in money market operations
Disclosure Of Transfers Of Financial Assets [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	1,105,591	813,783
Debt securities available for sale [Member] | Pledged in money market operations
Disclosure Of Transfers Of Financial Assets [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	4,029,816	2,878,772
Held for trading debt securities | Pledged in money market operations and pledged as collateral
Disclosure Of Transfers Of Financial Assets [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 1,139,782	$ 843,075